Reinsurance and Policy Provisions (AeBe) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 03, 2022	Oct. 01, 2022
Ceded Credit Risk [Line Items]
Other liabilities	$ 1,614,479	$ 1,614,479	$ 2,187,249
Other revenue		42,245	16,160	$ 0
Coinsurance deposits (net of allowance for credit losses of $8,737 as of 2022 and $2,264 as of 2021)	$ 13,254,956	13,254,956	$ 8,988,891
AeBe ISA LTD
Ceded Credit Risk [Line Items]
Reinsurance liabilities, amount ceded						$ 4,200,000
Funds withheld coinsurance basis, percentage	75.00%
Coinsurance basis, percentage	25.00%
Closing ceding commission received at close of reinsurance agreement					$ 70,000
Coinsurance deposits (net of allowance for credit losses of $8,737 as of 2022 and $2,264 as of 2021)	$ 4,100,000	4,100,000
Reinsurance payable	38,000	38,000
AeBe ISA LTD | Other Liabilities, Deferred Gain
Ceded Credit Risk [Line Items]
Other liabilities	$ 51,600	$ 51,600
AeBe ISA LTD | Reinsurance Contract [Axis]: AeBe ISA LTD, Coinsurance Basis
Ceded Credit Risk [Line Items]
Cash and investments transferred at close of reinsurance agreement					1,000,000
AeBe ISA LTD | Reinsurance Contract [Axis]: AeBe ISA LTD, Flow Business Ceded | Maximum
Ceded Credit Risk [Line Items]
Annual ceding commission as percent of premium received	0.50%	0.50%
AeBe ISA LTD | Reinsurance Contract [Axis]: AeBe ISA LTD, Funds Withheld Coinsurance Basis
Ceded Credit Risk [Line Items]
Cash and investments transferred at close of reinsurance agreement					$ 3,000,000
AeBe ISA LTD | Other Income, Deferred Gain
Ceded Credit Risk [Line Items]
Other revenue	$ 1,100
26North
Ceded Credit Risk [Line Items]
Net investment income earned by assets in funds withheld account	$ 42,300